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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                              --------------------

                                    FORM N-Q

                              --------------------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09123

                              --------------------

                               AMIDEX Funds, Inc.
               (Exact name of registrant as specified in charter)

                              --------------------

  2621 Van Buren Avenue Norristown, PA                                  19403
(Address of principal executive offices)                             (Zip code)


InCap Service Company, 630 Fitzwatertown Road "A" Willow Grove, PA    19090-1904
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 610-666-1330

                       Date of fiscal year end: 05/31/2004

                      Date of reporting period: 08/31/2004

                              --------------------


      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

      File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

AMIDEXTM FUNDS, INC.
THE AMIDEX35(TM)  ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

                                                                           SHARES               VALUE
                                                                       --------------      -------------
ISRAEL - 40.67%

COMMON STOCK - 40.67%

BANKING & INSURANCE - 16.76%
Bank Hapoalim Ltd.                                                        224,628          $    609,371
Bank Leumi Le-Israel                                                      243,116               489,403
Clal Insurance Enterprise Holdings, Ltd.                                    8,756               138,571
Israel Discount Bank Ltd. Class A *                                       174,810               193,980
Migdal Insurance Holdings                                                 178,216               219,628
United Mizrahi Bank Ltd.                                                   38,915               133,015
                                                                                           ------------
                                                                                              1,783,968
                                                                                           ------------

CHEMICALS - 6.35%
Israel Chemicals Ltd.                                                     220,835               403,391
Makhteshim-Agan Industries Ltd.                                            68,487               272,858
                                                                                           ------------
                                                                                                676,249
                                                                                           ------------

DIVERSIFIED HOLDINGS - 9.92%
Africa Israel Investments, Ltd.                                             8,451               193,758
Clal Industries & Investments                                              26,851               111,013
Discount Investment Corp.                                                   7,860               177,080
IDB Development Corp. Ltd.                                                  9,829               228,829
IDB Holding Corp. Ltd.                                                      6,490               132,526
Israel Corp. Ltd.                                                           1,188               211,912
                                                                                           ------------
                                                                                              1,055,118
                                                                                           ------------

FOOD - 1.43%
Osem Investment Ltd.                                                       16,670               152,510
                                                                                           ------------

MEDICAL PRODUCTS - 0.82%
Agis Industries (1983) Ltd.                                                 4,000                87,261
                                                                                           ------------

OIL COMPANIES - 1.21%
Delek Group Ltd.                                                            1,564               128,599
                                                                                           ------------

TELECOMMUNICATIONS - 4.18%
Bezeq Israeli Telecommunications Corp. Ltd.                               463,090               444,661
                                                                                           ------------

Total Common Stock (Cost $5,118,506)                                                          4,328,366
                                                                                           ------------

Total Israel (Cost $5,118,506)                                                             $  4,328,366
                                                                                           ------------

UNITED STATES - 59.42%

COMMON STOCK - 58.04%

COMPUTER SOFTWARE - 22.93%
Amdocs Ltd. *                                                              35,603          $    715,620
Check Point Software Technologies Ltd. *                                   45,995               806,752
DSP Group, Inc. *                                                           5,705               108,452
M-Systems Flash Disk Pioneers Ltd. *                                        5,500                64,350
Mercury Interactive Corp. *                                                17,586               606,893
Verint Systems, Inc. *                                                      4,500               138,375
                                                                                           ------------
                                                                                              2,440,442
                                                                                           ------------

DIGITAL IMAGING - 3.34%
Creo, Inc. *                                                                8,600                69,566
Electronics for Imaging, Inc. *                                             9,428               187,429
Orbotech Ltd. *                                                             5,882                98,171
                                                                                           ------------
                                                                                                355,166
                                                                                           ------------

ELECTRONIC EQUIPMENT - 0.78%
Zoran Corp. *                                                               5,300                83,422
                                                                                           ------------

MEDICAL PRODUCTS - 1.34%
Given Imaging Ltd. *                                                        4,010               142,355
                                                                                           ------------

PHARMACEUTICALS - 20.17%
Taro Pharmaceutical Industries Ltd. *                                       6,500               134,745
Teva Pharmaceutical Industries Ltd. ADR                                    73,816             2,011,486
                                                                                           ------------
                                                                                              2,146,231
                                                                                           ------------

TELECOMMUNICATIONS - 9.48%
Comverse Technology, Inc. *                                                34,977               612,447
ECI Telecom Ltd. *                                                         16,000               110,400
ECtel Ltd. *                                                                  981                 2,324
Partner Communications ADR *                                               33,600               222,096
Ulticom, Inc. *                                                             6,500                62,140
                                                                                           ------------
                                                                                              1,009,407
                                                                                           ------------

Total Common Stock (Cost $12,412,845)                                                      $  6,177,023
                                                                                           ------------

SHORT-TERM INVESTMENTS - 1.38%
First American Treasury Obligations Fund, 0.75% ** (Cost $146,772)        146,772               146,772
                                                                                           ------------

Total United States (Cost $12,559,617)                                                     $  6,323,795
                                                                                           ------------

TOTAL INVESTMENTS (COST $17,678,123) - 100.09%                                             $ 10,652,161
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09)%                                                  (9,964)
                                                                                           ------------
NET ASSETS - 100%                                                                          $ 10,642,197
                                                                                           ============

*     Non-income producing security.
** Rate shown represents the rate at August 31, 2004, is subject to change and resets daily.
ADR - American Depository Receipt

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
--------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

                                                                      SHARES            VALUE
                                                                  --------------    --------------
COMMON STOCK - 99.90%

BIOTECHNOLOGY - 39.35%
Amgen, Inc. *                                                              425        $  25,198
Biogen Idec, Inc. *                                                        575           34,115
Chiron Corp. *                                                             800           33,904
Enzon Pharmaceuticals, Inc. *                                              100            1,392
Genentech, Inc. *                                                        4,000          195,120
Genzyme Corp. *                                                            800           43,200
Human Genome Sciences, Inc. *                                              300            3,231
Immunomedics, Inc. *                                                       100              281
Millennium Pharmaceuticals, Inc. *                                         900           10,701
Myriad Genetics, Inc. *                                                    100            1,623
Protein Design Labs, Inc. *                                                200            3,666
                                                                                      ---------
                                                                                        352,431
                                                                                      ---------

HEALTHCARE PRODUCTS - 11.04%
Beckman Coulter, Inc.                                                      200           11,158
Cytyc Corp. *                                                              200            4,792
Johnson & Johnson                                                        1,200           69,720
Varian Medical Systems, Inc. *                                             400           13,260
                                                                                      ---------
                                                                                         98,930
                                                                                      ---------

PHARMACEUTICALS - 49.51%
Abbott Laboratories                                                        500           20,845
Abgenix, Inc. *                                                            200            1,990
AstraZeneca Plc. ADR                                                       600           27,918
Bristol-Myers Squibb Co.                                                   600           14,238
Celgene Corp. *                                                            200           11,350
Cell Therapeutics, Inc. *                                                  100              567
Elan Corp. Plc. ADR *                                                      100            2,263
Eli Lilly & Co.                                                            400           25,380
Gilead Sciences, Inc. *                                                    800           55,304
GlaxoSmithKline Plc. ADR                                                 1,100           45,254
ILEX Oncology, Inc. *                                                      100            2,494
ImClone Systems, Inc. *                                                    300           15,984
Medarex, Inc. *                                                            200            1,138
Medimmune, Inc. *                                                          800           19,096
Merck & Co., Inc.                                                          900           40,473
Novartis AG ADR                                                          1,000           46,450
Pfizer, Inc.                                                             2,300           75,141
QLT, Inc. *                                                                100        $   1,550
Schering-Plough Corp.                                                      600           11,076
Valeant Pharmaceuticals International                                      200            4,692
Vertex Pharmaceuticals, Inc. *                                             200            1,946
Wyeth                                                                      500           18,285
                                                                                      ---------
                                                                                        443,434
                                                                                      ---------

TOTAL COMMON STOCK (Cost $894,273)                                                    $ 894,795
                                                                                      ---------

SHORT-TERM INVESTMENTS - 0.20%
First American Treasury Obligations Fund, 0.75% ** (Cost $1,771)         1,771            1,771
                                                                                      ---------

TOTAL INVESTMENTS (COST $896,044 ) - 100.10%                                          $ 896,566
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.10)%                                            (925)
                                                                                      ---------
NET ASSETS - 100%                                                                     $ 895,641
                                                                                      ---------

*     Non-income producing security.
** Rate shown represents the rate at August 31, 2004, is subject to change and resets daily.
ADR - American Depository Receipt

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Item 2. Controls and Procedures

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX Funds, Inc.
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By (Signature and Title)* /s/ Cliff Goldstein                          President
                         -------------------------------------------------------

Date 10/25/2004
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      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Larry E. Beaver, Jr.                     Treasurer
                         -------------------------------------------------------

Date 10/25/2004
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By (Signature and Title)* /s/ Cliff Goldstein                          President
                         -------------------------------------------------------

Date 10/25/2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.